Fair values of financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Schedule of Financial Assets Excluding Derivatives

	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
At 31 December 2024
Financial assets at fair value through profit or loss
Loans and advances to customers	–	1,813	276	2,089
Equity shares	228	–	4	232
Total financial assets at fair value through profit or loss	228	1,813	280	2,321
Financial assets at fair value through other comprehensive income
Debt securities:
Government securities	15,131	115	–	15,246
Asset-backed securities	–	149	48	197
Corporate and other debt securities	1,147	13,754	–	14,901
	16,278	14,018	48	30,344
Equity shares	–	–	–	–
Total financial assets at fair value through other comprehensive income	16,278	14,018	48	30,344
Total financial assets (excluding derivatives) at fair value	16,506	15,831	328	32,665
At 31 December 2023
Financial assets at fair value through profit or loss
Loans and advances to customers	–	1,391	266	1,657
Equity shares	201	–	4	205
Total financial assets at fair value through profit or loss	201	1,391	270	1,862
Financial assets at fair value through other comprehensive income
Debt securities:
Government securities	14,074	48	–	14,122
Asset-backed securities	–	121	52	173
Corporate and other debt securities	951	12,090	–	13,041
	15,025	12,259	52	27,336
Equity shares	–	–	1	1
Total financial assets at fair value through other comprehensive income	15,025	12,259	53	27,337
Total financial assets (excluding derivatives) at fair value	15,226	13,650	323	29,199

Schedule of Movements in Level 3 - Portfolio, Financial Liabilities Excluding Derivatives	The table below analyses movements in level 3 financial assets (excluding derivatives) at fair value, recurring basis.

	2024			2023
	Financial assets at fair value through profit or loss £m	Financial assets at fair value through other comprehensive income £m	Total level 3 financial assets (excluding derivatives) at fair value, recurring basis £m	Financial assets at fair value through profit or loss £m	Financial assets at fair value through other comprehensive income £m	Total level 3 financial assets (excluding derivatives) at fair value, recurring basis £m
At 1 January	270	53	323	295	52	347
Exchange and other adjustments	–	(2)	(2)	–	(1)	(1)
Gains (losses) recognised in the income statement within other income	41	(1)	40	(1)	5	4
Purchases/increases to customer loans	4	–	4	–	–	–
Sales/repayments of customer loans	(35)	(2)	(37)	(24)	(3)	(27)
At 31 December	280	48	328	270	53	323
Gains (losses) recognised in the income statement, within other income, relating to the change in fair value of those assets held at 31 December	36	(1)	35	–	4	4
The table below analyses movements in the level 3 financial liabilities (excluding derivatives) at fair value portfolio.

	2024 £m	2023 £m
At 1 January	23	26
Losses (gains) recognised in the income statement within other income	3	(1)
Redemptions	(4)	(2)
At 31 December	22	23
Losses (gains) recognised in the income statement, within other income, relating to the change in fair value of those liabilities held at 31 December	3	(1)
The table below analyses movements in level 3 derivative assets and liabilities carried at fair value.

	2024		2023
	Derivative assets £m	Derivative liabilities £m	Derivative assets £m	Derivative liabilities £m
At 1 January	–	(139)	–	(163)
(Losses) gains recognised in the income statement within other income	–	(24)	–	3
Redemptions	–	20	–	21
At 31 December	–	(143)	–	(139)
Gains recognised in the income statement, within other income, relating to the change in fair value of those assets or liabilities held at 31 December	–	(24)	–	2

Schedule of Financial Liabilities Excluding Derivatives	). The table below analyses these financial liabilities by balance sheet classification and valuation methodology (level 1, 2 or 3, as described on page 111). The fair value measurement approach is recurring in nature.
There were no significant transfers between level 1 and 2 during the year.

	2024				2023
	Level 1 £m	Level 2 £m	Level 3 £m	Total £m	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
Debt securities in issue designated at fair value through profit or loss	–	4,608	22	4,630	–	5,232	23	5,255

Schedule of Derivatives

	2024				2023
	Level 1 £m	Level 2 £m	Level 3 £m	Total £m	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
Derivative assets	–	4,235	–	4,235	–	3,165	–	3,165
Derivative liabilities	–	(5,644)	(143)	(5,787)	–	(4,168)	(139)	(4,307)

Schedule of Financial Liabilities Excluding Derivatives

	2024				2023
	Level 1 £m	Level 2 £m	Level 3 £m	Total £m	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
Derivative assets	–	4,235	–	4,235	–	3,165	–	3,165
Derivative liabilities	–	(5,644)	(143)	(5,787)	–	(4,168)	(139)	(4,307)

Schedule of Sensitivity of Level 3 Valuations

			2024			2023
				Effect of reasonably possible alternative assumptions[1]			Effect of reasonably possible alternative assumptions[1]
	Valuation techniques	Significant unobservable inputs[2]	Carrying value £m	Favourable changes £m	Unfavourable changes £m	Carrying value £m	Favourable changes £m	Unfavourable changes £m
Financial assets at fair value through profit or loss
Loans and advances to customers	Discounted cash flows	Interest rate spreads (+/- 50bps)[3]	276	19	(19)	266	21	(19)
Equity investments		n/a	4	1	(1)	4	1	(1)
			280			270
Financial assets at fair value through other comprehensive income
Asset-backed securities	Lead manager or broker quote/ consensus pricing	n/a	48	2	(2)	52	2	(1)
Equity investments		n/a	–	–	–	1	–	–
			48			53
Level 3 financial assets carried at fair value			328			323
Financial liabilities at fair value through profit or loss
Securitisation notes and other	Discounted cash flows	Interest rate spreads (+/- 50bps)[4]	22	1	(1)	23	1	(1)
Derivative financial liabilities
Interest rate derivatives	Option pricing model	Interest rate volatility (11%/183%)[5]	13	–	–	16	–	–
Shared appreciation rights	Market values – property valuation	HPI (+/- 1%)[6]	130	12	(11)	123	13	(12)
			143			139
Level 3 financial liabilities carried at fair value			165			162
1Where the exposure to an unobservable input is managed on a net basis, only the net impact is shown in the table.
2Ranges are shown where appropriate and represent the highest and lowest inputs used in the level 3 valuations.
32023: +/- 50bps.
42023: +/- 50bps.
52023: 13%/200%.
62023: +/- 1%.

Schedule of Valuation Hierarchy for Financial Assets	The table below analyses the fair values of those financial assets of the Group which are carried at amortised cost by valuation methodology
(level 1, 2 or 3, as described on page 111). Financial assets carried at amortised cost are mainly classified as level 3 due to significant unobservable inputs used in the valuation models. Where inputs are observable, debt securities are classified as level 1 or 2.

	Carrying value £m	Fair value £m	Valuation hierarchy
			Level 1 £m	Level 2 £m	Level 3 £m
At 31 December 2024
Loans and advances to banks	6,433	6,433	–	–	6,433
Loans and advances to customers	441,907	438,094	–	–	438,094
Reverse repurchase agreements	44,143	44,143	–	44,143	–
Debt securities	11,854	11,808	–	9,554	2,254
Due from fellow Lloyds Banking Group undertakings	560	560	–	–	560
At 31 December 2023
Loans and advances to banks	8,810	8,810	–	–	8,810
Loans and advances to customers	433,124	423,183	–	–	423,183
Reverse repurchase agreements	32,751	32,751	–	32,751	–
Debt securities	12,546	12,506	–	8,392	4,114
Due from fellow Lloyds Banking Group undertakings	840	840	–	–	840

Schedule of Valuation Hierarchy for Financial Liabilities	The table below analyses the fair values of those financial liabilities of the Group which are carried at amortised cost by valuation methodology
(level 1, 2 or 3, as described on page 111).

	Carrying value £m	Fair value £m	Valuation hierarchy
			Level 1 £m	Level 2 £m	Level 3 £m
At 31 December 2024
Deposits from banks	3,144	3,144	–	3,144	–
Customer deposits	451,794	452,607	–	452,607	–
Repurchase agreements	37,760	37,760	–	37,760	–
Due to fellow Lloyds Banking Group undertakings	4,049	4,049	–	4,049	–
Debt securities in issue at amortised cost	45,281	45,382	–	45,382	–
Subordinated liabilities	7,211	7,304	–	7,304	–
At 31 December 2023
Deposits from banks	3,557	3,557	–	3,557	–
Customer deposits	441,953	442,391	–	442,391	–
Repurchase agreements	37,702	37,702	–	37,702	–
Due to fellow Lloyds Banking Group undertakings	2,932	2,932	–	2,932	–
Debt securities in issue at amortised cost	52,449	52,243	–	52,243	–
Subordinated liabilities	6,935	7,160	–	7,160	–